Nature of business (Details) - CAD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 15, 2026	Apr. 03, 2024	Nov. 30, 2023	Jul. 31, 2023	Sep. 30, 2026	Dec. 31, 2025	Aug. 01, 2023
Nature of business (Details) [Line Items]
Subscribed shares (in Shares)				200,000,000
Common shares split, description				2:1 share-split
Percentage of maximum purchase deemed outstanding shares				25.00%
Acquired share percent				34.66%
Gross proceeds for loan agreement (in Dollars)				$ 1,000,000
Debt accrued interest rate							10.00%
Additional gross proceeds for loan agreement (in Dollars)		$ 300,000
Description of distribution of shares to shareholders			the Company distributed 45,712,529 of its 200,000,000 shares of Unbuzzd to its shareholders.
Bottom of range [member]
Nature of business (Details) [Line Items]
Subscribed shares (in Shares)				200,000,000
Subsidiaries Five [Member]
Nature of business (Details) [Line Items]
Ownership percentage					19.48%	19.84%
Subsequent Events [Member]
Nature of business (Details) [Line Items]
Unbuzzd common shares subscribed (in Shares)	1,500,000
Unbuzzd subscription price per share (in Dollars per share)	$ 0.2